Financial instruments - classification - Liabilities (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Financial instruments
Liabilities	£ 667,803		£ 683,557
Financial Liabilities	667,803		683,557
Assets of disposal groups	4,025		5,397
Other comprehensive income, before tax, change in fair value of financial liability attributable to change in credit risk of liability	(4)	£ 91
Bank deposits
Financial instruments
Financial Liabilities	21,721		20,441
Items in course of transmission to other banks	49		242
Customer deposits
Financial instruments
Financial Liabilities	432,532		450,318
Settlement balances
Financial instruments
Financial Liabilities	10,282		2,012
Trading liabilities
Financial instruments
Financial Liabilities	56,182		52,808
Derivatives
Financial instruments
Financial Liabilities	77,246		94,047
Net hedging derivative liabilities	359		132
Other financial liabilities
Financial instruments
Financial Liabilities	55,748		49,107
Increase (decrease) in fair value of financial liability, attributable to changes in credit risk of liability	0
Subordinated liabilities
Financial instruments
Financial Liabilities	6,020		6,260
Notes in circulation
Financial instruments
Financial Liabilities	3,159		3,218
Other Financial liabilities
Financial instruments
Financial Liabilities	4,913		5,346
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Bank deposits
Financial instruments
Financial Liabilities	17,100		15,700
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Customer deposits
Financial instruments
Financial Liabilities	59,100		43,300
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Other financial liabilities
Financial instruments
Financial Liabilities	53,300		46,700
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Subordinated liabilities
Financial instruments
Financial Liabilities	5,800		5,900
Held-for-trading
Financial instruments
Financial Liabilities	133,428		146,855
Held-for-trading | Trading liabilities
Financial instruments
Financial Liabilities	56,182		52,808
Held-for-trading | Derivatives
Financial instruments
Financial Liabilities	77,246		94,047
DFV
Financial instruments
Financial Liabilities	2,625		2,722
DFV | Other financial liabilities
Financial instruments
Financial Liabilities	2,408		2,377
DFV | Subordinated liabilities
Financial instruments
Financial Liabilities	217		345
Amortised cost
Financial instruments
Financial Liabilities	527,869		529,839
Finance lease receivable	8,741		8,402
Lease liabilities	948		1,118
Amortised cost | Bank deposits
Financial instruments
Financial Liabilities	21,721		20,441
Amortised cost | Customer deposits
Financial instruments
Financial Liabilities	432,532		450,318
Amortised cost | Settlement balances
Financial instruments
Financial Liabilities	10,282		2,012
Amortised cost | Other financial liabilities
Financial instruments
Financial Liabilities	53,340		46,730
Amortised cost | Subordinated liabilities
Financial instruments
Financial Liabilities	5,803		5,915
Amortised cost | Notes in circulation
Financial instruments
Financial Liabilities	3,159		3,218
Amortised cost | Other Financial liabilities
Financial instruments
Financial Liabilities	1,032		1,205
Other Financial liabilities
Financial instruments
Financial Liabilities	3,881		4,141
Other Financial liabilities | Other Financial liabilities
Financial instruments
Financial Liabilities	£ 3,881		£ 4,141